Advances to Suppliers, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 13,681
Provision		13,681
Reduction	(13,681)
Ending balance		$ 13,681